Investments held at fair value - Roll forward (Details) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Jan. 08, 2021	Jun. 30, 2020	Feb. 12, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance					$ 530,161	$ 714,905
Loss realized on sale of investments					20,925	54,976	$ 0
Cash purchase of preferred shares					500	1,150	1,556
Unrealized gain – fair value through profit and loss					179,271	232,674
Balance before allocation of share in associate loss to long-term interest					493,888	553,167
Share of associate loss allocated to long-term interest					96,709
Ending balance after allocation of share in associate loss to long-term interest1				$ 714,905	397,179	530,161	714,905
resTORbio [Member]
Reconciliation of changes in fair value measurement, assets [abstract]
Sale of shares						3,048
Loss realized on sale of investments						200
Unrealized gain – fair value through profit and loss						100	(71,900)
Gelesis [Member]
Reconciliation of changes in fair value measurement, assets [abstract]
Cash purchase of preferred shares						10,000
Unrealized gain – fair value through profit and loss					34,600	7,100	(18,700)
Share of associate loss allocated to long-term interest					96,709	23,006
Karuna [Member]
Reconciliation of changes in fair value measurement, assets [abstract]
Sale of shares					218,125	347,538
Loss realized on sale of investments					20,925	54,800
Unrealized gain – fair value through profit and loss				$ 700	110,000	191,200
Vor [Member]
Reconciliation of changes in fair value measurement, assets [abstract]
Cash purchase of preferred shares	$ 500	$ 500	$ 700		500	1,150
Unrealized gain – fair value through profit and loss					$ 3,900	$ 19,100	$ 600